UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Time charter revenues		$ 130,429	$ 104,472	$ 228,631	$ 198,257
Time charter revenues from related parties	[1]	5,540	7,280	8,723	14,560
Total operating revenues		135,969	111,752	237,354	212,817
Vessel operating expenses	[1]	18,620	16,878	35,696	33,066
Voyage and commission expenses		1,561	1,429	3,622	3,248
Administrative expenses	[1]	2,249	1,700	4,820	3,627
Depreciation and amortization		26,142	24,869	50,898	49,908
Total operating expenses		48,572	44,876	95,036	89,849
Operating income		87,397	66,876	142,318	122,968
Financial income (expenses)
Interest income	[1]	1,447	603	2,620	2,127
Interest expense		(18,856)	(19,915)	(37,103)	(33,611)
Other financial items		(7,710)	(10,233)	(14,613)	(30,941)
Net financial expenses		(25,119)	(29,545)	(49,096)	(62,425)
Income before tax		62,278	37,331	93,222	60,543
Tax		(4,652)	(6,013)	(8,143)	(9,463)
Net income		57,626	31,318	85,079	51,080
Less: Net income attributable to non-controlling interests		(3,798)	(3,336)	(7,697)	(6,347)
Net income attributable to Golar LNG Partners LP Owners		$ 53,828	$ 27,982	$ 77,382	$ 44,733
Earnings per unit
Common unit (basic) (in dollars per share)		$ 0.75	$ 0.56	$ 1.12	$ 0.87
Common unit (diluted) (in dollars per share)		0.74	0.56	1.10	0.87
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.58	$ 0.58	$ 1.16	$ 1.16

[1]	This includes amounts arising from transactions with related parties (see note 10).